UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21996
 Greenwich Advisors Trust
(Exact name of registrant as specified in charter)
                         330 Railroad Avenue, Greenwich, CT 06830
(Address of principal executive offices) (Zip code)
  Citi Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: 203-531-7064
Date of fiscal year end: February 28, 2009
Date of reporting period: November 30, 2008

Item 1.	Schedule of Investments.
Greenwich Advisors India Select Fund
Schedule of Portfolio Investments
November 30, 2008
(Unaudited)

		Market
Description	Shares	Value($)
India Common Stocks—106.7%
Automotive— 4.1%
Mahindra & Mahindra Ltd.	2,880	16,151
Tata Motors Ltd.	615	1,682

		17,833

Building Materials— 4.5%
Ambuja Cements Ltd.	5,607	5,846
Grasim Industries Ltd.	250	4,425
India Cements Ltd.	5,402	9,289

		19,560

Chemicals— 2.5%
United Phosphorus Ltd.	6,768	10,989

Construction— 2.1%
Jaiprakash Associates Ltd.	8,135	9,066

Engineering— 6.1%
Larsen & Toubro Ltd.	1,803	26,188

Financial Services— 16.6%
HDFC Bank Ltd.	1,177	21,691
Housing Development Finance Corp., Ltd.	920	27,000
ICICI Bank Ltd.	2,220	15,592
Reliance Capital Ltd.	832	7,454

		71,737

Machinery— 9.1%
ABB Ltd.	1,769	15,480
Bharat Heavy Electricals Ltd.	874	23,733

		39,213

Metals & Mining— 4.2%
Sesa Goa Ltd.	7,980	11,897
Sterlite Industries (India) Ltd.	1,309	6,196

		18,093

Oil & Gas— 9.5%
Reliance Industries Ltd.	1,808	40,964

Pharmaceuticals— 12.5%
Cipla Ltd.	4,395	17,569
Dabur India Ltd.	6,531	10,689
Matrix Laboratories Ltd.*	4,689	4,715
Ranbaxy Laboratories Ltd.	11	46
Sun Pharmaceutical Industries Ltd.	964	20,835

		53,854

Software— 15.0%
Financial Technologies (India) Ltd.	375	4,408
HCL Technologies Ltd.	2,107	5,786
Infosys Technologies Ltd.	1,242	30,854
Oracle Financial Services Software Ltd.*	1,350	12,291
Tata Consultancy Services Ltd.	1,040	11,619

		64,958

Telecommunications— 13.1%
Bharti Airtel Ltd.*	2,946	39,483
Reliance Communications Ltd.	4,368	17,055

		56,538

Tobacco— 5.4%
ITC Ltd.	6,728	23,327

Travel & Leisure— 2.0%
Indian Hotels Co., Ltd.	10,906	8,745

Total India Common Stocks (Cost $1,123,950)		461,065

India Convertible Preferred Stocks—0.5%
Metals & Mining— 0.5%
Tata Steel Ltd., 2.00%, 9/1/09 (a)	4,832	2,193

Total India Convertible Preferred Stocks (Cost $13,946)		2,193

Total Investments (Cost $1,137,896) (b)(c) — 107.2%		463,258

Liabilities in Excess of Other Assets — (7.2)%		(31,006)

NET ASSETS — 100.0%		$432,252

*	Non-income producing security.

(a)	Convertible to common shares.

(b)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157. See attached Summary.

(c)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(676,030)

Net unrealized depreciation	$(676,030)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies refer to the Fund’s most recent Semi-Annual or audited Annual Report.
Statement of Financial Accounting Standards No. 157
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized costs, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary categorization of the Fund’s investments based on the level of inputs utilized in determining the value of such investments as of November 30, 2008:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Price	$463,258	$—

Level 2 — Other Significant Observable Inputs	—	—

Level 3 — Significant Unobservable Inputs	—	—

Total	$463,258	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Greenwich Advisors Trust

By (Signature and Title)	/s/ Suhas Kundapoor
Suhas Kundapoor, President
Date January 08, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Suhas Kundapoor
Suhas Kundapoor, President
Date January 08, 2009

By (Signature and Title)	/s/ Robert W. Silva
Robert W. Silva, Treasurer
Date January 15, 2009